Share Capital - Schedule of Authorized Share Capital (Details) (Parenthetical) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended	12 Months Ended
		Sep. 21, 2020 USD ($) shares	Apr. 22, 2020 $ / shares shares	Mar. 16, 2020 shares	Sep. 24, 2019 USD ($) shares	Aug. 27, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares		Apr. 22, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 27, 2019 $ / shares
Statement Line Items [Line Items]
Shares issued to settle payables, shares | shares							670,974	670,974		671,000	[1]
Shares issued to settle payables	[1]									$ 1,738
Other expenses									$ 196
Convertible Debentures, Interest payable settled with shares									$ 588	$ 588	[2]
Sprott Private Resource Lending II [Member]
Statement Line Items [Line Items]
Number of common stock issued for credit facility | shares				107,291
Exchange Ratio [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Price per share | $ / shares			$ 0.23
Shares issued during the period for acquisition | shares			8,130,630
Canadian Dollars [Member]
Statement Line Items [Line Items]
Price per share | $ / shares									$ 1.64	$ 1.64			$ 2.90
Shares issued to settle payables							$ 2,098	$ 2,098
Other expenses									$ 261
Convertible Debentures, Interest payable settled with shares									$ 754	$ 754
Canadian Dollars [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Price per share | $ / shares												$ 2.85
2019 Offering [Member]
Statement Line Items [Line Items]
Proceeds from common stock after transaction cost						$ 8,000
2019 Offering [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Exercise price of warrants | $ / shares														$ 7.00
Shares issued during the period public equity financing, shares | shares						2,185,000
Proceeds from offering						$ 11,581
Price per share | $ / shares														$ 5.30
Warrants to purchase common stock, description						Each 2019 Public Unit comprised one common share and one half-warrant ("$7.00 Warrant") with each whole warrant entitling the holder to acquire a Common share at a price of C$7.00 for a period of two years ending August 27, 2021.
Warrant term						2 years
Issuance of warrants | shares						1,092,500
Payments for broker and underwriting fees						$ 800
Proceeds from common stock after transaction cost						$ 10,510
Globex Agreement [Member] | Canadian Dollars [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition | shares					45,367
Shares issued during the period for acquisition, value					$ 225
Payment for purchase of shares					$ 100
Globex Agreement [Member] | Canadian Dollars [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Shares issued during the period for acquisition | shares		65,657
Shares issued during the period for acquisition, value		$ 325
Payment for purchase of shares		$ 100

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.
[2]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).